Amended and Restated Consolidated Statements of Cash Flows - CAD ($) $ in Thousands		12 Months Ended
		Jul. 31, 2019		Jul. 31, 2018
Operating activities
Total net loss		$ (69,608)	[1]	$ (23,350)
Items not affecting cash
Income tax recovery	[1]	(18,213)
Depreciation of property, plant and equipment		1,747	[1]	896
Amortization of intangible assets		1,767	[1]	765
Unrealized revaluation gain on convertible debenture	[1]	(1,737)
Unrealized revaluation gain on biological assets		(38,856)	[1]	(7,340)
Unrealized fair value adjustment on investments	[1]	315
Amortization of deferred financing costs	[1]	596
Accrued interest income	[1]	(397)
License depreciation and prepaid royalty expenses - HIP	[1]	117
Impairment loss on inventory	[1]	19,335
Share of loss on investment in joint venture	[1]	2,964
Non-cash interest expense				312
Fair value adjustment on inventory sold		16,357	[1]	2,289
Stock-based compensation		28,008	[1]	4,997
Stock-based compensation expensed through cost of sales	[1]	936
Accretion of convertible debt				1,368
Revaluation of financial instruments loss		3,730	[1]	5,091
Changes in non-cash operating working capital items
Trade receivables		(17,845)	[1]	(292)
Commodity taxes recoverable		(6,425)	[1]	(3,742)
Prepaid expenses		(4,927)	[1]	(4,003)
Inventory		(90,748)	[1]	(2,503)
Biological assets	[1]	37,108
Accounts payable and accrued liabilities		6,630	[1]	3,399
Interest payable				(72)
Excise taxes payable	[1]	3,494
Deferred rent liability	[1]	946
Cash and cash equivalents used in operating activities		(124,706)	[1]	(22,185)
Financing activities
Share issuance - January offering	[1]	57,558
Issuance fees		(3,827)	[1]	(10,306)
Issuance of units				149,500
Issuance of secured convertible debentures				69,000
Exercise of stock options		4,293	[1]	590
Exercise of warrants		56,075	[1]	74,366
Proceeds from term loan, net of financing costs	[1]	32,778
Cash provided by financing activities		146,877	[1]	283,150
Investing activities
Disposal/(Acquisition) of short-term investments		119,810	[1]	(142,874)
Restricted cash	[1]	(22,350)
Acquisition of property, plant and equipment		(138,034)	[1]	(45,722)
Purchase of intangible assets		(3,010)	[1]	(1,780)
Investment in associate and joint ventures	[1]	(13,427)
Net cash acquired on business acquisition	[1]	49,366
Acquired convertible debenture				(10,000)
Cash used in investing activities		(7,645)	[1]	(200,376)
Increase in cash and cash equivalents		14,526	[1]	60,589
Cash and cash equivalents, beginning of year		99,042		38,453
Cash and cash equivalents, end of year		$ 113,568	[1]	$ 99,042

[1]	Restated